UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2018

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/18
1 - 7	84.8
8 - 30	4.1
31 - 60	5.0
61 - 90	1.6
91 - 180	2.1
>180	2.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2018
Variable Rate Demand Notes (VRDNs)	59.8%
Tender Option Bond	23.1%
Other Municipal Security	14.6%
Investment Companies	3.3%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

Current 7-Day Yield

7/31/18
Fidelity® New York Municipal Money Market Fund	0.57%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 8/7/18, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.07% 8/7/18, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.08% 8/7/18, VRDN (a)(b)	1,600,000	1,600,000
		3,200,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.05% 8/7/18, VRDN (a)(b)	2,600,000	2,600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series I, 1.09% 8/7/18, VRDN (a)	400,000	400,000
		3,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 8/7/18, VRDN (a)(b)	3,400,000	3,400,000
New York - 58.2%
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.34% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,390,000	4,390,000
New York City Gen. Oblig.:
Series 2013 A2, 1.5% 8/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,950,000	9,950,000
Series 2013 A3, 1.5% 8/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	475,000	475,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 1% 8/7/18, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 0.94% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,180,000	4,180,000
(East 165th Street Proj.) Series A, 0.95% 8/7/18, LOC Citibank NA, VRDN (a)(b)	6,465,000	6,465,000
(Granite Terrace Apts. Proj.) Series A, 0.95% 8/7/18, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Related-Upper East Proj.) Series A, 0.93% 8/7/18, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	37,000,000	37,000,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.97% 8/7/18, LOC Citibank NA, VRDN (a)(b)	5,165,000	5,165,000
New York City Transitional Fin. Auth. Rev. Series 2010, 1.47% 8/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,500,000	18,500,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 1.55% 8/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	11,000,000	11,000,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.97% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	22,850,000	22,850,000
Series 2010 A:
0.95% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
0.95% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	50,460,000	50,460,000
Series 2013 A, 1.02% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,700,000	2,700,000
Series 2015 A2, 0.95% 8/7/18, LOC Bank of New York, New York, VRDN (a)	1,200,000	1,200,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E, 0.98% 8/7/18, LOC Bank of The West San Francisco, VRDN (a)	17,390,000	17,390,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.95% 8/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2004 C3, 0.95% 8/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,500,000	17,500,000
Series 2010 A3, 1% 8/7/18, LOC Bank of Nova Scotia, VRDN (a)(b)	2,400,000	2,400,000
Series 2010 A, 0.97% 8/7/18, LOC Bank of Nova Scotia, VRDN (a)(b)	3,100,000	3,100,000
New York State Hsg. Fin. Agcy. Rev. Series 2015 A, 1.02% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,700,000	2,700,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.34% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,570,000	1,570,000
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B, 1.49% 8/1/18, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Spring Creek Hsg. Proj.) Series 2006 A, 0.93% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	24,000,000	24,000,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.98% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	16,655,000	16,655,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 1% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.93% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	7,230,000	7,230,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.99% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	4,815,000	4,815,000
(Sea Park East Hsg. Proj.) Series 2004 A, 1.03% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 1% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	34,350,000	34,350,000
(Courtland Avenue Apts. Proj.) Series A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	7,905,000	7,905,000
(Louis Nine Boulevard Apts. Proj.) Series A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	5,840,000	5,840,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	19,100,000	19,100,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	37,900,000	37,900,000
(255 West 9th Street Proj.) Series 2001 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	75,700,000	75,700,002
(90 Washington Street Proj.) Series 2005 A, 0.9% 8/7/18, LOC Fannie Mae, VRDN (a)	18,400,000	18,400,000
(Brittany Dev. Proj.) Series A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	29,000,000	29,000,000
(Sierra Dev. Proj.) Series A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	15,900,000	15,900,000
(Westport Dev. Proj.) Series 2004 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
Series 2002 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	3,700,000	3,700,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	43,000,000	43,000,000
(1500 Lexington Avenue Proj.) Series A, 1.01% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	28,400,000	28,400,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	20,295,000	20,295,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.97% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	16,700,000	16,700,000
(66 West 38th Street Hsg. Proj.) Series A:
0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	3,800,000	3,800,000
0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	28,500,000	28,500,000
(Chelsea Apts. Proj.) Series 2003 A, 1.01% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	18,900,000	18,900,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(Tribeca Park Proj.) Series 1997 A, 0.93% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	39,300,000	39,300,000
(West 20th Street Proj.) Series 2001 A, 0.97% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000,000	15,000,000
(West 23rd Street Hsg. Proj.) Series 2001 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	26,000,000	26,000,000
(West 38th Street Hsg. Proj.) Series 2002 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Series 2008 A, 0.97% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	18,840,000	18,840,000
Series 2009 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 0.97% 8/7/18, LOC Citibank NA, VRDN (a)(b)	4,250,000	4,250,000
		1,049,035,002
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 1991 2, 1.02% 8/30/18, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.99% 8/30/18, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.99% 8/30/18, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.99% 8/30/18, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.08% 8/7/18, VRDN (a)(b)	800,000	800,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.09% 8/7/18, VRDN (a)(b)	2,400,000	2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,076,896,002)		1,076,896,002

Tender Option Bond - 23.1%
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500,000	4,500,000
Florida - 0.5%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,090,000	8,090,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.19%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
		8,690,000
Illinois - 1.0%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,715,000	9,715,000
Series Floaters 006, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,655,000	5,655,000
Series Floaters 013, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,290,000	2,290,000
		17,660,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700,000	9,700,000
New York - 17.1%
Brooklyn Arena Loc Dev. Corp. Participating VRDN Series Floaters XX 10 76, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,100,000	6,100,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series 2017 XG 0114, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,880,000	3,880,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,800,000	2,800,000
Series Floaters XF 05 51, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,550,000	6,550,000
Series Floaters XF 06 77, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,500,000	2,500,000
Series floaters XF 24 57, 0.99% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,666,500	5,666,500
Series Floaters XM 05 16, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,620,000	6,620,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,700,000	2,700,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.09%, tender 10/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,300,000	3,300,000
Participating VRDN:
Series Floaters E87, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,995,000	12,995,000
Series Floaters E88, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240,000	2,240,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 ZM0161, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2017 03, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(d)	6,230,000	6,230,000
Series Floaters XF 10 11, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	20,905,000	20,905,000
Series Floaters ZM 05 47, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,500,000	3,500,000
Series MS 3362, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,510,000	3,510,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 03, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,050,000	5,050,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 25 55, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,420,000	3,420,000
Series Floaters XM 06 19, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,650,000	2,650,000
Series Floaters ZF 02 75, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,985,000	4,985,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters E99, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,195,000	12,195,000
Series Floaters XF 06 43, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,300,000	3,300,000
Series Floaters XG 01 85, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(d)	5,995,000	5,995,000
Series Floaters ZF 26 37, 0.96% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,200,000	3,200,000
Series MS 3358, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,435,000	8,435,000
Series MS 3275, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(d)	7,500,000	7,500,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	11,000,000	11,000,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,100,000	3,100,000
0.99% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 1.01% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 1.01% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
New York Univ., Bonds Series Solar 0034, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,100,000	3,100,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Floaters XF 10 14, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,100,000	4,100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 06 36, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,500,000	1,500,000
Series Floaters XF 25 87, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,100,000	4,100,000
Series Floaters ZF 26 32, 0.96% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,960,000	3,960,000
Series ROC II R11934, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Util. Debt Securitization Auth. Participating VRDN Series Floaters ZM 04 62, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,460,000	1,460,000
		308,733,500
New York And New Jersey - 3.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,860,000	5,860,000
Series 16 ZF0326, 1.02% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 1.02% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.99% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters XF 24 88, 0.99% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	1,700,000	1,700,000
Series Floaters XL 00 63, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	3,100,000	3,100,000
Series Floaters XM 06 16, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	10,700,000	10,700,000
Series Floaters YX 10 34, 1.02% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1.02% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series MS 3249, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3321, 0.97% 8/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	4,005,000	4,005,000
Series Putters 15 XM013, 1.02% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
		57,365,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,480,000	1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500,000	1,500,000
		2,980,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100,000	1,100,000
		3,500,000
Texas - 0.2%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
Series Floaters 014, 1.17% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	760,000	760,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200,000	2,200,000
		3,260,000
TOTAL TENDER OPTION BOND
(Cost $416,388,500)		416,388,500

Other Municipal Security - 14.6%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.3% tender 8/13/18, CP mode	1,200,000	1,200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 8/10/18, CP mode	1,500,000	1,500,000
Series 92, 1.5% tender 8/23/18, CP mode	800,000	800,000
		2,300,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	2,400,000	2,400,000
Series 1990 A, 1.55% tender 8/23/18, CP mode (b)	2,000,000	2,000,000
Series 90A, 1.65% tender 8/15/18, CP mode (b)	6,600,000	6,600,000
Series A1, 1.33% tender 8/2/18, CP mode (b)	4,600,000	4,600,000
		15,600,000
New York - 9.7%
Albany City School District BAN:
Series 2017 C, 2.25% 8/3/18	16,353,840	16,354,769
Series 2018 B, 3% 8/2/19 (f)	14,550,000	14,722,689
Central Islip Union Free School District BAN Series 2017, 2% 8/16/18	6,600,000	6,602,111
Coxsackie Athens N Y Cent School District BAN Series 2018, 3% 6/7/19	8,100,000	8,176,293
Eastchester Union Free School District BAN Series 2017, 2.25% 9/25/18	12,400,000	12,413,378
Harborfields Central School District Greenlawn BAN Series 2016, 2.3% 9/6/18	2,500,000	2,502,791
Irondequoit Gen. Oblig. BAN Series 2018 A, 3% 4/19/19	12,920,000	13,026,060
Islip Union Free School District BAN Series 2018, 2.5% 12/20/18	10,600,000	10,634,817
Jefferson County BAN Series 2017, 2.5% 11/1/18	4,400,000	4,414,129
New York Pwr. Auth.:
Series 1, 1.62% 8/2/18, CP	3,400,000	3,400,000
Series 2:
1.3% 8/2/18, CP	13,500,000	13,500,000
1.32% 9/4/18, CP	18,400,000	18,400,000
1.39% 8/2/18, CP	6,400,000	6,400,000
1.53% 8/9/18, CP	12,700,000	12,700,000
1.66% 8/6/18, CP	1,500,000	1,500,000
Ulster County Gen. Oblig. BAN Series 2017, 2.5% 11/21/18	7,000,000	7,026,291
West Islip Union Free School District BAN Series 2018, 3% 7/24/19	6,900,000	6,980,850
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	16,500,000	16,594,409
		175,348,587
New York And New Jersey - 3.8%
Port Auth. of New York & New Jersey:
Series A:
1.36% 8/16/18, CP (b)	9,000,000	9,000,000
1.39% 8/30/18, CP (b)	12,700,000	12,700,000
1.39% 9/7/18, CP (b)	13,665,000	13,665,000
1.42% 9/26/18, CP (b)	12,200,000	12,200,000
1.52% 10/10/18, CP (b)	13,260,000	13,260,000
1.68% 8/23/18, CP (b)	3,590,000	3,590,000
Series B:
1.5% 9/10/18, CP	1,300,000	1,300,000
1.72% 8/8/18, CP	2,600,000	2,600,000
		68,315,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $262,763,587)		262,763,587
	Shares	Value

Investment Company - 3.3%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $59,465,000)	59,459,054	59,465,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,815,513,089)		1,815,513,089
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,195,683)
NET ASSETS - 100%		$1,801,317,406

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,190,000 or 3.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$8,090,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 7/13/18	$9,715,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$5,655,000
Chicago Board of Ed. Participating VRDN Series Floaters 013, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 7/19/18	$2,290,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$4,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$300,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.17% 9/11/18 (Liquidity Facility Barclays Bank PLC)	7/12/18	$760,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.19%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$2,200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,480,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$9,700,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$1,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$1,100,000
Port Auth. of New York & New Jersey Series 1991 2, 1.02% 8/30/18, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.99% 8/30/18, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.99% 8/30/18, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.99% 8/30/18, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$350,847
Total	$350,847

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,756,048,089)	$1,756,048,089
Fidelity Central Funds (cost $59,465,000)	59,465,000
Total Investment in Securities (cost $1,815,513,089)		$1,815,513,089
Cash		23,007
Receivable for investments sold		300,000
Receivable for fund shares sold		883,427
Interest receivable		3,773,147
Distributions receivable from Fidelity Central Funds		52,043
Prepaid expenses		4,749
Other receivables		169
Total assets		1,820,549,631
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,722,689
Payable for fund shares redeemed	3,701,647
Distributions payable	35,208
Accrued management fee	541,824
Other affiliated payables	201,180
Other payables and accrued expenses	29,677
Total liabilities		19,232,225
Net Assets		$1,801,317,406
Net Assets consist of:
Paid in capital		$1,802,978,254
Distributions in excess of net investment income		(221)
Accumulated undistributed net realized gain (loss) on investments		(1,660,627)
Net Assets, for 1,799,456,264 shares outstanding		$1,801,317,406
Net Asset Value, offering price and redemption price per share ($1,801,317,406 ÷ 1,799,456,264 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$12,648,690
Income from Fidelity Central Funds		350,847
Total income		12,999,537
Expenses
Management fee	$3,443,932
Transfer agent fees	1,184,209
Accounting fees and expenses	95,072
Custodian fees and expenses	7,868
Independent trustees' fees and expenses	3,677
Registration fees	15,701
Audit	21,328
Legal	7,749
Miscellaneous	6,895
Total expenses before reductions	4,786,431
Expense reductions	(6,568)
Total expenses after reductions		4,779,863
Net investment income (loss)		8,219,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(151,569)
Fidelity Central Funds	294
Total net realized gain (loss)		(151,275)
Net increase in net assets resulting from operations		$8,068,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,219,674	$11,231,632
Net realized gain (loss)	(151,275)	(9,044)
Net increase in net assets resulting from operations	8,068,399	11,222,588
Distributions to shareholders from net investment income	(8,219,895)	(11,228,420)
Distributions to shareholders from net realized gain	(1,487,268)	(1,391,444)
Total distributions	(9,707,163)	(12,619,864)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	143,387,277	215,481,020
Reinvestment of distributions	9,371,702	12,113,726
Cost of shares redeemed	(441,003,712)	(1,035,936,438)
Net increase (decrease) in net assets and shares resulting from share transactions	(288,244,733)	(808,341,692)
Total increase (decrease) in net assets	(289,883,497)	(809,738,968)
Net Assets
Beginning of period	2,091,200,903	2,900,939,871
End of period	$1,801,317,406	$2,091,200,903
Other Information
Distributions in excess of net investment income end of period	$(221)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.005	.005	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.005)	(.001)	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–	–
Total distributions	(.005)	(.005)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.51%	.52%	.12%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.49%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.50%G	.49%	.39%	.07%	.08%	.12%
Expenses net of all reductions	.50%G	.49%	.39%	.07%	.08%	.12%
Net investment income (loss)	.86%G	.46%	.10%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,801,317	$2,091,201	$2,900,940	$5,311,191	$5,525,750	$5,648,298

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0047 and distributions from net realized gain of $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,815,513,089

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $6,568.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Actual	.50%	$1,000.00	$1,005.10	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® New York AMT Tax-Free Money Market Fund Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2018

Days	% of fund's investments 7/31/18
1 - 7	88.7
8 - 30	2.4
31 - 60	4.2
61 - 90	0.6
91 - 180	1.8
>180	2.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2018
Variable Rate Demand Notes (VRDNs)	30.1%
Tender Option Bond	46.6%
Other Municipal Security	13.7%
Investment Companies	10.2%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

7/31/18
New York AMT Tax-Free Money Market Fund	0.73%
Institutional Class	0.82%
Service Class	0.57%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2018, the most recent period shown in the table, would have been .78% for the Institutional Class and .53% for Service Class.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.1%
	Principal Amount	Value
Alabama - 0.3%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.09% 8/7/18, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 1.09% 8/7/18, VRDN (a)	1,800,000	1,800,000
		3,800,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 8/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.09% 8/7/18, VRDN (a)	500,000	500,000
Series I, 1.09% 8/7/18, VRDN (a)	200,000	200,000
		700,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.03% 8/7/18, VRDN (a)	4,800,000	4,800,000
Series 2010 B1, 1.05% 8/7/18, VRDN (a)	5,200,000	5,200,000
		10,000,000
New York - 27.9%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 1.01% 8/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,955,000	4,955,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.99% 8/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,295,000	5,295,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 1% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	17,775,000	17,775,000
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.88% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	4,615,000	4,615,000
Series 2009 C1, 0.94% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
New York City Gen. Oblig.:
Series 2013 A5, 0.99% 8/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,000,000	3,000,000
Series 2015 F4, 0.93% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,250,000	5,250,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.87% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	2,925,000	2,925,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 CC, 0.89% 8/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.96% 8/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	22,245,000	22,245,000
Series 2010, 1.47% 8/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,500,000	5,500,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 D, 0.92% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	2,410,000	2,410,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.92% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	1,550,000	1,550,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.99% 8/7/18, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.97% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	16,300,000	16,300,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,300,000	24,300,000
Series 2010 A:
0.95% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.95% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,515,000	28,515,000
Series 2013 A:
1.02% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	9,250,000	9,250,000
1.55% 8/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
Series 2014 A:
0.92% 8/7/18, LOC Bank of New York, New York, VRDN (a)	2,805,000	2,805,000
0.92% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	12,045,000	12,045,000
1.02% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	7,200,000	7,200,000
Series 2015 A1, 0.92% 8/7/18, LOC Bank of New York, New York, VRDN (a)	3,000,000	3,000,000
Series 2015 A2, 0.95% 8/7/18, LOC Bank of New York, New York, VRDN (a)	14,055,000	14,055,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.94% 8/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,575,000	4,575,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.94% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,570,000	37,570,000
Series 2012 G2, 0.92% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	3,915,000	3,915,000
Series 2015 E, 0.98% 8/7/18, LOC Bank of The West San Francisco, VRDN (a)	3,895,000	3,895,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.91% 8/7/18, LOC Mizuho Bank Ltd., VRDN (a)	1,000,000	1,000,000
New York State Hsg. Fin. Agcy. Rev.:
Series 2015 A, 1.02% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
Series 2016 A:
0.95% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,500,000	4,500,000
1.02% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	22,100,000	22,100,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.9% 8/7/18, LOC Freddie Mac, VRDN (a)	8,600,000	8,600,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.9% 8/7/18, LOC Freddie Mac, VRDN (a)	22,665,000	22,665,000
Series 2011 A, 0.89% 8/7/18, LOC Freddie Mac, VRDN (a)	1,090,000	1,090,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A:
0.9% 8/7/18, LOC Freddie Mac, VRDN (a)	25,550,000	25,550,000
0.91% 8/7/18, LOC Freddie Mac, VRDN (a)	2,815,000	2,815,000
New York Hsg. Fin. Agcy. Rev.:
Series 2008 A, 0.92% 8/7/18, LOC Freddie Mac, VRDN (a)	12,325,000	12,325,000
Series 2010 A, 0.92% 8/7/18, LOC Freddie Mac, VRDN (a)	4,350,000	4,350,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.9% 8/7/18, LOC Fannie Mae, VRDN (a)	15,900,000	15,900,000
(Two Gold Street Proj.) Series 2006 A, 0.94% 8/7/18, LOC Fannie Mae, VRDN (a)	15,100,000	15,100,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.94% 8/7/18, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Series 2009 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)	15,200,000	15,200,000
		424,440,000
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.99% 8/30/18, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.99% 8/30/18, VRDN (a)(b)	5,800,000	5,800,000
		8,300,000
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.06% 8/7/18, LOC Bank of America NA, VRDN (a)	2,540,000	2,540,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $456,980,000)		456,980,000

Tender Option Bond - 46.6%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.1% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	795,000	795,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Florida - 0.4%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,695,000	5,695,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,715,000	6,715,000
Series Floaters 006, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,975,000	3,975,000
Series Floaters 013, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,030,000	2,030,000
		12,720,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,700,000	4,700,000
New York - 42.9%
Brooklyn Arena Loc Dev. Corp. Participating VRDN Series Floaters XX 10 76, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,800,000	3,800,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series Floaters XF 05 98, 0.97% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,200,000	3,200,000
Series Floaters XF 25 14, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,750,000	3,750,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,200,000	1,200,000
Series Floaters XF 05 51, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,700,000	2,700,000
Series Floaters XF 06 77, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,100,000	2,100,000
Series floaters XF 24 57, 0.99% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,333,500	2,333,500
Series Floaters XF 24 80, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,200,000	5,200,000
Series Floaters XM 05 16, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,800,000	2,800,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300,000	2,300,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.09%, tender 10/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,610,000	1,610,000
Participating VRDN:
Series 15 ZF0197, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 15 ZF0201, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,435,000	3,435,000
Series 2015 ZF0206, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series BC 13 19U, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,140,000	5,140,000
Series Floaters E86, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,165,000	14,165,000
Series Floaters E88, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,590,000	13,590,000
Series Floaters XF 06 40, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,800,000	6,800,000
Series Floaters XF 25 61, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,915,000	4,915,000
Series Floaters XM 05 26, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,370,000	10,370,000
Series MS 3324, 0.97% 8/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(c)	6,650,000	6,650,000
Series MS 3361, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series ROC II R 14045, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	13,150,000	13,150,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series ZF 23 15, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	27,100,000	27,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	780,000	780,000
Series 15 XF0128, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,940,000	8,940,000
Series 15 XF0129, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series 2015 ZF0207, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series 2017 03, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,100,000	2,100,000
Series 2017 ZM 0495, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000,000	3,000,000
Series EGL 2017 06, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,655,000	5,655,000
Series Floaters XF 06 39, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XF 25 69, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Series Floaters XL 00 67, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,710,000	3,710,000
Series Floaters XM 04 36, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500,000	7,500,000
Series Floaters ZM 05 47, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,500,000	2,500,000
Series MS 00 3387, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3274 X, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	7,980,000	7,980,000
Series MS 3373, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series XG 0112, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
Series XM 03 56, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series XX 1046, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,225,000	12,225,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series XF 23 18, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300,000	9,300,000
Series XM 03 57, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,060,000	2,060,000
Series Floaters XF 25 55, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,500,000	2,500,000
Series Floaters XM 06 20, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,735,000	4,735,000
Series Floaters ZF 02 75, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,300,000	1,300,000
Series MS 3414, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500,000	4,500,000
Series 2014 XM0029, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,570,000	12,570,000
Series Floaters E99, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800,000	5,800,000
Series Floaters XF 05 66, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XF 06 43, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series Floaters XF 06 76, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,500,000	3,500,000
Series Floaters XG 01 85, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	10,615,000	10,615,000
Series Floaters XM 04 22, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,650,000	10,650,000
Series Floaters XM 04 38, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500,000	3,500,000
Series Floaters XM 04 39, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,990,000	6,990,000
Series Floaters XM 04 60, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Floaters ZF 26 37, 0.96% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,795,000	2,795,000
Series Floaters ZM 05 44, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,445,000	4,445,000
Series MS 3360, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series ROC II R 11902, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Series ROC II R 11994, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,050,000	11,050,000
Series ROC II R 14082, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,580,000	12,580,000
Series XF 06 37, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,760,000	8,760,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,800,000	9,800,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,400,000	25,400,000
Series 16 ZF0423, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,330,000	1,330,000
Series 2014 XF 0012, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,700,000	1,700,000
Participating VRDN:
ROC II R 11944, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,550,000	17,550,000
Series ROC II R 11943, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,580,000	5,580,000
Series ROC II R 11955, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series ROC II R 11975, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,590,000	7,590,000
Series XF 22 68, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,100,000	8,100,000
Series 16 XM0215, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,905,000	8,905,000
Series Floaters XG 01 69, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,200,000	7,200,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.96% 8/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,480,000	7,480,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,759,000	2,759,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,645,000	4,645,000
Series 2015 ZF0209, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	633,000	633,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,080,000	9,080,000
New York Univ., Bonds Series Solar 0034, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300,000	1,300,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Floaters XF 10 14, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,515,000	3,515,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	3,700,000	3,700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,605,000	7,605,000
Series 16 XL0003, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,950,000	9,950,000
Series Floaters XF 06 36, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,500,000	8,500,000
Series Floaters XF 25 87, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,400,000	3,400,000
Series Floaters ZF 26 32, 0.96% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600,000	1,600,000
Series RBC 16 ZM 0138, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500,000	4,500,000
Series XF 0289, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,300,000	18,300,000
Series XF 05 36, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000,000	3,000,000
Series XM 04 76, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800,000	5,800,000
Series XM 03 41, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,700,000	7,700,000
Series Floaters ZF 26 21, 0.96% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,250,000	5,250,000
Series Floaters ZM 01 22, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000,000	1,000,000
Series Floaters ZM 04 56, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	900,000	900,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700,000	1,700,000
		651,480,500
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100,000	1,100,000
Series Floaters XF 05 62, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	695,000	695,000
Series Floaters XF 05 65, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,940,000	2,940,000
Series Floaters XM 05 05, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,200,000	7,200,000
Series Floaters XX 10 68, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335,000	3,335,000
Series Floaters ZM 04 10, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Series MS 15 ZM0099, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)	1,100,000	1,100,000
Series ROC II R 14077, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,315,000	7,315,000
		24,985,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	785,000	785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600,000	600,000
		1,385,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500,000	1,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300,000	1,300,000
		2,800,000
Texas - 0.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900,000	1,900,000
		2,200,000
TOTAL TENDER OPTION BOND
(Cost $708,760,500)		708,760,500

Other Municipal Security - 13.7%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,215,000	4,215,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,275,000	4,275,000
		8,490,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.3% tender 8/13/18, CP mode	1,000,000	1,000,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 8/10/18, CP mode	1,300,000	1,300,000
Series 92, 1.5% tender 8/23/18, CP mode	700,000	700,000
		2,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	2,000,000	2,000,000
New York - 12.6%
Albany City School District BAN:
Series 2017 C, 2.25% 8/3/18	7,500,000	7,500,426
Series 2018 B, 3% 8/2/19 (f)	12,397,000	12,544,136
Bayport-Blue Point Union Free School District BAN Series 2017, 2.25% 10/5/18	4,465,000	4,474,279
Central Islip Union Free School District BAN Series 2017, 2% 8/16/18	3,400,000	3,401,088
Connetquot Central School District BAN Series 2017, 2.25% 8/30/18	1,200,000	1,201,084
Coxsackie Athens N Y Cent School District BAN Series 2018, 3% 6/7/19	6,651,000	6,713,645
Eastchester Union Free School District BAN Series 2017, 2.25% 9/25/18	10,600,000	10,611,436
Harborfields Central School District Greenlawn BAN Series 2016, 2.3% 9/6/18	1,300,000	1,301,451
Irondequoit Gen. Oblig. BAN Series 2018 A, 3% 4/19/19	9,500,000	9,577,985
Islip Union Free School District BAN Series 2018, 2.5% 12/20/18	9,170,000	9,200,120
Jefferson County BAN Series 2017, 2.5% 11/1/18	2,240,000	2,247,193
New York City Gen. Oblig. Bonds Series 2018 A, 4% 8/1/18	500,000	500,000
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.020% 0.96%, tender 4/8/19 (a)(d)	16,000,000	16,000,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.030% 0.97%, tender 1/7/19 (a)(d)	15,000,000	15,000,000
New York Pwr. Auth.:
Series 1, 1.62% 8/2/18, CP	2,600,000	2,600,000
Series 2:
1.25% 9/12/18, CP	16,341,000	16,341,000
1.3% 8/2/18, CP	11,500,000	11,500,000
1.32% 9/4/18, CP	15,900,000	15,900,000
1.39% 8/2/18, CP	5,600,000	5,600,000
1.53% 8/9/18, CP	10,959,000	10,959,000
1.66% 8/6/18, CP	1,100,000	1,100,000
Riverhead Central School District BAN Series 2017, 2.25% 9/14/18	1,100,000	1,101,587
Tonawanda Town BAN Series 2017, 2% 8/30/18	4,200,000	4,202,869
Ulster County Gen. Oblig. BAN Series 2017, 2.5% 11/21/18	3,629,965	3,643,599
West Islip Union Free School District BAN Series 2018, 3% 7/24/19	6,000,000	6,070,305
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	12,100,000	12,169,234
		191,460,437
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series B:
1.5% 9/10/18, CP	1,115,000	1,115,000
1.72% 8/8/18, CP	2,000,000	2,000,000
		3,115,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $208,065,437)		208,065,437
	Shares	Value

Investment Company - 10.2%
Fidelity Tax-Free Cash Central Fund, 1.01% (g)(h)
(Cost $155,734,354)	155,722,745	155,734,354
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,529,540,291)		1,529,540,291
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(9,718,947)
NET ASSETS - 100%		$1,519,821,344

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,295,000 or 2.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,500,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$5,695,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 7/13/18	$6,715,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$3,975,000
Chicago Board of Ed. Participating VRDN Series Floaters 013, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 7/19/18	$2,030,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$300,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.1% 9/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$795,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$1,900,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$785,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$4,700,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$600,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 7/9/18	$1,300,000
Port Auth. of New York & New Jersey Series 1997 1, 0.99% 8/30/18, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.99% 8/30/18, VRDN	1/3/13 - 12/15/17	$5,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$871,745
Total	$871,745

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,373,805,937)	$1,373,805,937
Fidelity Central Funds (cost $155,734,354)	155,734,354
Total Investment in Securities (cost $1,529,540,291)		$1,529,540,291
Cash		26,612
Receivable for fund shares sold		3,125,199
Interest receivable		3,837,419
Distributions receivable from Fidelity Central Funds		143,612
Receivable from investment adviser for expense reductions		43,380
Other receivables		161
Total assets		1,536,716,674
Liabilities
Payable for investments purchased on a delayed delivery basis	$12,544,136
Payable for fund shares redeemed	3,849,206
Distributions payable	155,285
Accrued management fee	262,297
Distribution and service plan fees payable	59
Other affiliated payables	84,347
Total liabilities		16,895,330
Net Assets		$1,519,821,344
Net Assets consist of:
Paid in capital		$1,519,942,365
Undistributed net investment income		274
Accumulated undistributed net realized gain (loss) on investments		(121,295)
Net Assets		$1,519,821,344
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($438,512,835 ÷ 438,280,028 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,081,025,133 ÷ 1,080,532,051 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($283,376 ÷ 283,238 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$9,018,276
Income from Fidelity Central Funds		871,745
Total income		9,890,021
Expenses
Management fee	$1,499,178
Transfer agent fees	477,912
Distribution and service plan fees	386
Independent trustees' fees and expenses	1,368
Total expenses before reductions	1,978,844
Expense reductions	(279,713)
Total expenses after reductions		1,699,131
Net investment income (loss)		8,190,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(111,302)
Total net realized gain (loss)		(111,302)
Net increase in net assets resulting from operations		$8,079,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,190,890	$8,087,140
Net realized gain (loss)	(111,302)	33,661
Net increase in net assets resulting from operations	8,079,588	8,120,801
Distributions to shareholders from net investment income	(8,190,616)	(8,086,048)
Distributions to shareholders from net realized gain	(28,631)	(12,323)
Total distributions	(8,219,247)	(8,098,371)
Share transactions - net increase (decrease)	126,738,296	467,108,779
Total increase (decrease) in net assets	126,598,637	467,131,209
Net Assets
Beginning of period	1,393,222,707	926,091,498
End of period	$1,519,821,344	$1,393,222,707
Other Information
Undistributed net investment income end of period	$274	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.005	.006	.003	–A	–A	–A
Distributions from net investment income	(.005)	(.006)	(.002)	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.005)	(.006)	(.003)B	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.51%	.64%	.27%	.04%	.06%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.30%	.27%	.07%	.08%	.13%
Expenses net of all reductions	.30%G	.30%	.27%	.07%	.08%	.13%
Net investment income (loss)	1.03%G	.65%	.25%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$438,513	$379,101	$286,218	$271,869	$317,821	$351,728

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.007	.003	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.007	.003	–A	–A	–A
Distributions from net investment income	(.006)	(.007)	(.003)	–A	–A	–A
Distributions from net realized gain	–A	–A	–	–A	–A	–A
Total distributions	(.006)	(.007)	(.003)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.56%	.74%	.32%	.04%	.06%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.19%	.07%	.08%	.13%
Expenses net of all reductions	.20%F	.20%	.19%	.07%	.08%	.13%
Net investment income (loss)	1.13%F	.75%	.33%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,081,025	$1,013,988	$639,741	$488,166	$559,878	$594,796

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.005	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.005)	(.001)	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.004)	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.44%	.49%	.13%	.04%	.06%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.38%	.07%	.08%	.13%
Expenses net of all reductions	.45%F	.45%	.38%	.07%	.08%	.13%
Net investment income (loss)	.88%F	.50%	.14%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$283	$134	$133	$146	$389	$1,394

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,529,540,291

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$386	$159

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount(a)
New York AMT Tax-Free Money Market Fund	$205,149
Institutional Class	272,686
Service Class	77
$477,912

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $279,500 and $85, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $128.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
New York AMT Tax-Free Money Market Fund	$2,086,650	$2,060,919
Institutional Class	6,102,645	6,024,489
Service Class	1,321	640
Total	$8,190,616	$8,086,048
From net realized gain
New York AMT Tax-Free Money Market Fund	$7,510	$3,299
Institutional Class	21,113	9,023
Service Class	8	1
Total	$28,631	$12,323

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2018	Year ended January 31, 2018
New York AMT Tax-Free Money Market Fund
Shares sold	245,252,708	272,594,239
Reinvestment of distributions	1,937,182	1,933,193
Shares redeemed	(187,753,640)	(181,628,944)
Net increase (decrease)	59,436,250	92,898,488
Institutional Class
Shares sold	583,045,990	866,318,136
Reinvestment of distributions	5,191,940	5,059,421
Shares redeemed	(521,085,268)	(497,168,257)
Net increase (decrease)	67,152,662	374,209,300
Service Class
Shares sold	264,501	31,469
Reinvestment of distributions	1,329	641
Shares redeemed	(116,446)	(31,119)
Net increase (decrease)	149,384	991

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,005.10	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,005.60	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,004.40	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NYS-SANN-0918
1.536272.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 25, 2018